Harry Merriken, Ph.D., Senior Vice President Gateway Investment Advisers, L.P. 303 International Circle, Suite 315 Hunt Valley, MD 21031 800.354.6339 Fax 410.785.0441 Investment Adviser to the Gateway Fund

Required Disclosure Page Gateway Fund Average Annual Total Returns As of September 30, 2005 One Year Five Years Ten Years Return Before Taxes 8.10% 2.29% 6.97% Return After Taxes on Distributions* 7.66% 1.66% 6.33% Return After Taxes on Distributions and Sale of Fund Shares* 5.26% 1.68% 5.81% Gateway Fund returns throughout this document are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries. * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The above after-tax returns are not relevant to you if you hold your Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund. Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com. Data Source: Gateway Investment Advisers, L.P., Thomson Financial and Lehman Brothers Inc.

Gateway Strategy: Equity - Why Not? Over The Long Term, Attempts To Capture A Substantial Portion Of The Equity Total Return Over The Long Term, Attempts To Limit The Volatility To A Level Comparable To Bonds

Development Of Hedged Equity Strategy At Gateway Firm Established In 1977 And Developed Covered Call Strategies Strategy Evolved To Use Of Index Options - Both Calls And Puts - In Mid 1980s Use Of Puts Helpful In Hedging Downside Risk During Market Crash In October 1987 Managed Over $5.7 Billion As Of 9/30/05 There can be no assurance that any investment strategy will be successful.

Analogy: Invest Like A Landlord Apartment building is the capital asset that creates cash flow from rental income. Cash Flow From Rental Income Minus Cost of Operation & Insurance Cash Flow From Call Option Premiums and Dividends Minus Cost of Puts & Fees Broadly diversified portfolio of stocks is capital asset that creates cash flow from call option premiums and dividends. Asset Value Asset Value Net Cash Flow Net Cash Flow There can be no assurance that any investment strategy will be successful. For illustrative purposes only.

Investment Process Sell cash-settled index call options Primary source of return Written at least monthly Provides seller with an annual cash flow Primary return supplied by accepting upfront cash payment in exchange for uncertain future appreciation Purchase cash-settled index put options* Acts to mitigate the impact of a significant market decline in a short period of time Puts purchased out-of-the-money Purchase basket of stocks to provide the potential for: Broad diversification Balance and stability Enhanced dividend yield There can be no assurance that any investment strategy will be successful. * Under certain circumstances Gateway may not own any put options, resulting in increased risk during a market decline.

Gateway - Consistency and Lower Downside Risk January 1, 1988 - September 30, 2005 *Volatility determined by implied volatility in the options markets - see volatility charts on page 7. Past performance is no guarantee of future results. See standard deviation table on page 8, Required Disclosure on page 1 and Index Definitions on page 15. High Volatility* Low Volatility* Equity Bull Market Equity Bear Market Low Volatility* Equity Market Recovery

A History Of Market Index Volatility Data Source: CBOE CBOE Volatility Index (VXO) (S&P 100 Index) January 1, 1990 - September 30, 2005 (Data not available prior to 1990) CBOE Volatility Index (VIX) (S&P 500 Index) January 1, 1988 - September 30, 2005

Alternative View Of Allocation: Risk Allocation Past performance is no guarantee of future results. Indexes are unmanaged and cannot accommodate direct investment. See Required Disclosure on page 1 and Index Definitions on page 15. Citigroup One- Month Treasury Bill Index Lehman Bros. U.S. Intermediate Gvt/Credit Bond Index S&P 500 Index Gateway Fund Lehman Bros. U.S. Corporate High Yield Index Lehman Bros. U.S. Long Gvt/Credit Index Increasing Risk January 1, 1988 - September 30, 2005 Based on Quarterly Data

Hedged Equity May Improve Asset Allocation Reduces Open-Ended Risk Of Equities Improved Reward To Risk Relative To Equities (Sharpe Ratio) Uncorrelated To Bond Returns But Similar Volatility Over The Long Term Overall Impact - Improved Return Without Taking Additional Risk Past performance is no guarantee of future results. There can be no assurance that any investment strategy will be successful. With options, an investor has an opportunity to earn profits while limiting risk of loss. Of course, an options investor may lose the entire amount committed to options in a relatively short period of time. Options are not suitable for all investors.

Past performance is no guarantee of future results. See Required Disclosure on page 1 and Index Definitions on page 15. * Results can differ substantially when comparing the Gateway Fund to the S&P 500 Index at different time periods. Gateway Fund S&P 500 Index 3/01 9/01 9/02 7/02 8/00 2/03 April 1, 2000 to September 30, 2005 (including 2000-2002 Bear Market)* The Upside of Downside Vigilance: Cumulative Performance Gateway Fund versus S&P 500 Index

Gateway Fund S&P 500 Index 34394 -0.0259 -0.0378 37681 -0.0082 -0.0315 32933 0.02 -0.0301 36678 0.0286 -0.0266 33664 0.0046 -0.0252 38412 0.007 -0.0215 38231 0.003 -0.0187 36770 0.0231 -0.0097 33390 0.0166 -0.0024 34669 0.0223 -0.0002 37316 0.0136 0.0028 32387 0.0373 0.0034 34486 0.0137 0.0042 34121 0.0179 0.0048 38504 0.0188 0.0137 38050 0.0122 0.0169 38139 0.0159 0.0172 33756 0.0183 0.019 32843 0.0566 0.0205 36586 0.0334 0.0229 34304 0.0237 0.0232 34213 0.0151 0.0258 37865 0.0196 0.0265 35490 0.0119 0.0269 35765 0.0326 0.0287 32478 0.0308 0.0308 35309 0.021 0.0309 33848 0.0136 0.0315 35947 0.0322 0.033 38600 0.016 0.036 34029 0.0155 0.0436 35217 0.0303 0.0448 34578 0.0458 0.0488 36220 0.0381 0.0498 Flat Equity Markets? Gateway Performance . . . Competitive Returns - Still With Less Risk January 1, 1988 - September 30, 2005 Not all quarters during this time period are represented in this chart. Quarters are ranked lowest to highest performance for the S&P 500 Index. This chart eliminates the extremes of the S&P 500 Index performance: Any quarterly S&P 500 Index return that is greater than 5% or lower than -5% has been eliminated. It includes 34 of the 71 quarters during the period January 1, 1988 through September 30, 2005. Past performance is no guarantee of future results. See Required Disclosure on page 1 and Index Definitions on page 15. There can be no assurance that any investment strategy will be successful.

Gateway Fund S&P 500 Index 37500 -0.0849 -0.1727 37135 -0.0734 -0.1467 33117 -0.0462 -0.1373 37408 -0.0637 -0.1339 36951 -0.0432 -0.1185 36039 -0.0253 -0.0993 36861 -0.0196 -0.0782 36404 0 -0.0624 33939 0.014 0.0502 33482 0.0438 0.0534 35125 0.0171 0.0537 32203 0.0613 0.0568 37043 0.0315 0.0585 35034 0.0235 0.0602 33025 0.0401 0.0628 32295 0.0555 0.0664 36312 0.0386 0.0705 32568 0.0308 0.0709 35674 0.0314 0.0749 34943 0.0221 0.0794 35400 0.033 0.0833 33573 0.0435 0.0837 37591 0.0955 0.0843 32660 0.0392 0.0881 33208 0.0895 0.0895 38352 0.0371 0.0923 34851 0.0187 0.0953 34759 0.042 0.0973 37226 0.055 0.1068 32752 0.0552 0.1069 37986 0.0344 0.1217 35855 0.0408 0.1394 33298 0.0638 0.145 36495 0.0479 0.1487 37773 0.067 0.1539 35582 0.0424 0.1744 36130 0.072 0.2128 Extreme Equity Markets? Gateway Performance . . . January 1, 1988 - September 30, 2005 Not all quarters during this time period are represented in this chart. Quarters are ranked lowest to highest performance for the S&P 500 Index. This chart shows the extremes of the S&P 500 Index performance: Any quarterly S&P 500 Index return that is between 5% and -5% has been eliminated. It includes 37 of the 71 quarters during the period January 1, 1988 through September 30, 2005. Past performance is no guarantee of future results. See Required Disclosure on page 1 and Index Definitions on page 15. There can be no assurance that any investment strategy will be successful.

Rising Interest Rates? Gateway Performance Negatively Correlated During Negative Quarters for LB Int Gvt/Credit Gateway Fund LB Int Gvt/Credit 38139 0.0159 -0.0252 34394 -0.0259 -0.0203 33664 0.0046 -0.0091 38416 0.007 -0.0087 35125 0.0171 -0.0083 34486 0.0137 -0.006 38600 0.016 -0.0052 36312 0.0386 -0.004 33939 0.014 -0.0036 37316 0.0136 -0.0022 36220 0.0381 -0.0019 32933 0.02 -0.0014 35490 0.0119 -0.0011 34669 0.0223 -0.0011 37865 0.0196 -0.0002 During this time period, only the negative quarters of the Lehman Brothers U. S. Intermediate Government/Credit Bond Index are compared to the performance of the Gateway Fund during the same quarters. Quarters are ranked lowest to highest performance for the Lehman Brothers U. S. Intermediate Government/Credit Bond Index. Past performance is no guarantee of future results. See Required Disclosure on page 1 and Index Definitions on page 15. There can be no assurance that any investment strategy will be successful. January 1, 1988 - September 30, 2005

During this time period, only the positive quarters of the Lehman Brothers U. S. Intermediate Government/Credit Bond Index are compared to the performance of the Gateway Fund during the same quarters. Quarters are ranked lowest to highest performance for the Lehman Brothers U. S. Intermediate Government/Credit Bond Index. Past performance is no guarantee of future results. See Required Disclosure on page 1 and Index Definitions on page 15. There can be no assurance that any investment strategy will be successful. Gateway Fund LB Int Gvt/Credit 36495 0.0479 0.0005 37986 0.0344 0.0006 37226 0.055 0.0008 34304 0.0237 0.0017 36130 0.072 0.0029 38352 0.0371 0.0044 32478 0.0308 0.0059 35217 0.0303 0.0063 37043 0.0315 0.0067 34578 0.0458 0.0082 36404 0 0.0092 32295 0.0555 0.0097 32568 0.0308 0.0107 32752 0.0552 0.0121 36586 0.0334 0.015 37681 -0.0082 0.0151 35855 0.0408 0.0156 34943 0.0221 0.0166 32387 0.0373 0.0168 36678 0.0286 0.0169 37591 0.0955 0.0169 33117 -0.0462 0.0175 35309 0.021 0.0178 33390 0.0166 0.0178 35947 0.0322 0.0189 35765 0.0326 0.0214 34121 0.0179 0.0216 34213 0.0151 0.0226 35400 0.033 0.0245 38047 0.0122 0.0247 38504 0.0188 0.0248 33298 0.0638 0.0252 35674 0.0314 0.027 38231 0.003 0.0271 37773 0.067 0.0272 36770 0.0231 0.0288 35582 0.0424 0.0295 33025 0.0401 0.0321 32203 0.0613 0.033 32843 0.0566 0.0338 36951 -0.0432 0.0339 35034 0.0235 0.0352 37408 -0.0637 0.0355 36861 -0.0196 0.037 33756 0.0183 0.0396 34029 0.0155 0.0396 33208 0.0895 0.041 34759 0.042 0.0439 33848 0.0136 0.0441 36039 -0.0253 0.0449 37500 -0.0849 0.0453 37135 -0.0734 0.046 33573 0.0435 0.048 33482 0.0438 0.0482 34851 0.0187 0.05 32660 0.0392 0.0664 Gateway Performance Uncorrelated During Positive Quarters for LB Int Gvt/Credit January 1, 1988 - September 30, 2005

Index Definitions The S&P 500 Index is a widely recognized measure of performance for the U. S. stock market. The S&P 500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index is the intermediate component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years. The Lehman Brothers U. S. Long Government/Credit Bond Index is the long component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of more than ten years. The Lehman Brothers U. S. Corporate High Yield Index covers the universe of fixed-rate, non- investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Citigroup One-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Index consists of the last one-month issue. Returns for this index are calculated on a monthly basis only.